      SUPPLEMENT TO PROSPECTUS FOR NASL VARIABLE ACCOUNT DATED MAY 1, 1997


                                  NAME CHANGES

     Effective October 1, 1997, the name of North American Security Life Insurance Company ("NASL") and the names of certain companies and mutual funds affiliated with NASL were changed. These names were changed to more clearly indicate that these companies are affiliated with The Manufacturers Life Insurance Company ("Manulife") and do not reflect any change in control of the entity.


Prior Name                                                    New Name
----------                                                    --------

North American Security Life                         The Manufacturers Life Insurance Company
Insurance Company                                    of North America

NASL Series Trust                                    Manufacturers Investment Trust

NASL Financial Services, Inc.*                       Manufacturers Securities Services, LLC*

NASL Variable Account                                The Manufacturers Life Insurance Company of
                                                     North America Separate Account A

Security Life Trust                                  Venture Trust


*On September 30, 1997, NASL Financial Services, Inc., a Massachusetts corporation, was reconstituted as a Delaware limited liability company. The change was in connection with a Manulife internal restructuring and Manufacturers Securities Services, LLC has substantially the same management as was in place for NASL Financial Services, Inc. and continues to be controlled by Manulife.

                              NEW INVESTMENT OPTION

Effective October 1, 1997, one new investment option will be added to the variable portion of your contract. The new portfolio is a series of Manufacturers Investment Trust (the "Trust"). Set forth below is the subadviser for the new portfolio as well as a brief description of the portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to the portfolio.

                        INVESTMENT OBJECTIVE AND POLICIES

SMALL COMPANY VALUE TRUST. The investment objective of the Small Company Value Trust is to seek long term growth of capital. Rosenberg Institutional Equity Management ("Rosenberg") manages the Small Company Value Trust and will pursue this objective by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

For more information on the Small Company Value Trust and Rosenberg, see the Manufacturers Investment Trust prospectus dated October 1, 1997.

                              FEE TABLE AND EXAMPLE

The Contract Owner or owner (collectively, "contract owner") Transaction Expenses, Annual Contract Fee and Separate Account Annual Expenses are as set forth in the current Fee Table. The Trust Annual Expenses and Example are amended to include the Small Company Value Trust:



Trust Annual Expenses
---------------------
(as a percentage of Trust average net assets)

                                                Management                  Other                  Total Trust
            Trust Portfolio                      Expenses                  Expenses              Annual Expenses
            ---------------                      --------                  --------              ---------------

Small Company Value Trust                          1.05%                    0.15%*                    1.20%

*Based on estimates of payments to be made during the current fiscal year on an annualized basis.


EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                          $83                        $132


A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                          $27                         $83


The example for the Small Company Value Trust does not include 5 and 10 year figures because it is a newly formed portfolio.

                           WAIVER OF WITHDRAWAL CHARGE
                                MAXIMUM ISSUE AGE

     For contracts issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.

     Effective October 1, 1997, the maximum issue age will be reduced from 90 to 85.

                             CONFIRMATION STATEMENTS

Contract owners will be sent confirmation statements for certain transactions in their account. Contract owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the contract owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the contract owner will be deemed to have ratified the transaction.

             MINIMUM PURCHASE PAYMENTS - MANULIFE PENSION ROLLOVERS


     Effective November 1, 1997, the minimum initial purchase payment will be $3,500 if the source of such payment was a direct rollover of an eligible distribution from an IRC section 401(a) qualified plan or a Tax Sheltered Annuity described in IRC Section 403(b), all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.).

                        SUPPLEMENT DATED OCTOBER 1, 1997



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              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR
                     NASL VARIABLE ACCOUNT DATED MAY 1, 1997

     The standardized and nonstandardized average annual total return figures calculated as of December 31, 1996 for the Investment Quality Bond and U.S. Government Securities subaccounts are amended and restated as follows:

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996

 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Trust Portfolio                  1 Year     5 Year       Since Inception or 10 years,      Inception Date
                                                              whichever is shorter
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Investment Quality Bond            -4.40%      4.40%                          3.67%               6/18/85
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 U.S. Government Securities         -3.67%      3.93%                          5.67%               3/18/88
 ------------------------------- ---------- ---------- ----------------------------------- -----------------


              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996


 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Trust Portfolio                  1 Year     5 Year       Since Inception or 10 years,      Inception Date
                                                              whichever is shorter
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Investment Quality Bond           1.14%      5.15%                               3.75%            6/18/85
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 U.S. Government Securities        1.93%      4.69%                               6.70%            3/18/88
 ------------------------------- ---------- ---------- ----------------------------------- -----------------


                 THE DATE OF THIS SUPPLEMENT IS OCTOBER 1, 1997.




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